Note 7 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Sep. 30, 2020	Sep. 28, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Interest rate		8.50%
Unrealized foreign exchange on 6.5% convertible bond [member]
Statement Line Items [Line Items]
Interest rate	6.50%		6.50%
Unrealized foreign exchange on 8.75% loan [member]
Statement Line Items [Line Items]
Interest rate	8.75%		8.75%